SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Weighted Average Number of Shares	12 Months Ended
Dec. 31, 2015 shares
Schedule of Weighted Average Number of Shares [Abstract]
Acacia Diversified Holdings, Inc. Shares outstanding at December 31, 2015	12,955,406
Shares issued to MariJ Group shareholders, January 15, 2016	2,474,850
15,430,256